As filed with the Securities and Exchange Commission on July 7, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Reports to Stockholders.

OAKTREE FUNDS

Semi-Annual Report
Oaktree High Yield Bond Fund | Oaktree Emerging Markets Equity Fund
April 30, 2016

Table of Contents

Schedules of Investments	2

Financial Statements	14

Notes to the Financial Statements	20

Expense Example (Unaudited)	29

Additional Information (Unaudited)	30

Privacy Notice (Unaudited)	31

Oaktree Funds 1

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)

	Rate	Maturity	Par Value[1]	Fair Value $

Corporate Bonds – 97.1%

Aerospace & Defense – 1.3%
Huntington Ingalls Industries Inc[2]	5.00%	12/15/21	100,000	105,188
Huntington Ingalls Industries Inc[2]	5.00%	11/15/25	90,000	94,837
TA Manufacturing Ltd[2]	3.63%	04/15/23	€100,000	106,935
				306,960
Auto Components – 1.7%
Goodyear Tire & Rubber Co	5.13%	11/15/23	80,000	83,000
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%	11/15/21	€120,000	147,578
Tenneco Inc	5.38%	12/15/24	50,000	52,375
ZF North America Capital Inc[2]	4.50%	04/29/22	125,000	128,435
				411,388
Building Products – 1.5%
Kerneos Corporate SAS	5.75%	03/01/21	€100,000	119,057
Standard Industries Inc[2]	5.13%	02/15/21	85,000	88,825
Standard Industries Inc[2]	5.50%	02/15/23	145,000	152,431
				360,313
Capital Markets – 0.4%
Neuberger Berman Group LLC[2]	5.88%	03/15/22	105,000	109,463

Chemicals – 2.6%
Chemours Corp[2]	6.13%	05/15/23	€120,000	122,636
Ineos Finance PLC[2]	4.00%	05/01/23	€130,000	145,973
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	127,500
Platform Specialty Products Corp[2]	6.00%	02/01/23	€100,000	101,620
Tronox Finance LLC	6.38%	08/15/20	15,000	12,834
Tronox Finance LLC[2]	7.50%	03/15/22	140,000	116,900
				627,463
Commercial Services & Supplies – 3.8%
ACCO Brands Corp	6.75%	04/30/20	100,000	106,500
Carlson Wagonlit BV	7.50%	06/15/19	€165,000	198,560
Clean Harbors Inc	5.25%	08/01/20	125,000	128,906
Covanta Holding Corp	6.38%	10/01/22	115,000	119,025
Iron Mountain Europe PLC	6.13%	09/15/22	£200,000	300,268
TMS International Corp[2,4]	7.63%	10/15/21	90,000	63,450
				916,709
Communications Equipment – 1.1%
CommScope Holding Co Inc (PIK 7.38%)[2]	6.63%	06/01/20	205,000	212,236
Plantronics Inc[2]	5.50%	05/31/23	50,000	50,250
				262,486
Construction & Engineering – 1.0%
AECOM	5.75%	10/15/22	130,000	136,175
Novafives SAS	4.50%	06/30/21	€100,000	106,819
				242,994

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 2

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $

Corporate Bonds (Continued)

Construction Materials – 1.6%
American Builders & Contractors Supply Holding Co Inc[2]	5.63%	04/15/21	200,000	208,000
Summit Materials LLC	6.13%	07/15/23	185,000	187,313
				395,313
Consumer Finance – 1.1%
Ally Financial Inc	4.13%	02/13/22	75,000	76,312
Ally Financial Inc	4.63%	05/19/22	30,000	30,825
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	123,165
Navient Corp	5.00%	10/26/20	40,000	38,100
				268,402
Containers & Packaging – 5.6%
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	143,132
Ardagh Packaging Finance PLC	4.25%	01/15/22	€100,000	116,366
Ball Corp	4.38%	12/15/23	€230,000	287,065
Cascades Inc[2]	5.50%	07/15/22	125,000	121,250
Cascades Inc[2]	5.75%	07/15/23	55,000	52,662
Graphic Packaging International Inc	4.88%	11/15/22	15,000	15,488
Kloeckner Pentaplast of America Inc[2]	7.13%	11/01/20	€100,000	121,645
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	129,219
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	122,749
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€100,000	123,237
Silgan Holdings Inc	5.50%	02/01/22	120,000	124,500
				1,357,313
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	125,792

Diversified Consumer Services – 0.6%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	141,732

Diversified Telecommunication Services – 6.5%
Altice Luxembourg SA	7.25%	05/15/22	€100,000	116,865
Altice Finance SA	5.25%	02/15/23	€100,000	119,721
Altice US Finance Corp[2]	5.50%	05/15/26	50,000	50,625
Centurylink Inc	5.80%	03/15/22	145,000	143,731
Frontier Communications Corp[2]	10.50%	09/15/22	15,000	15,525
Frontier Communications Corp	7.13%	01/15/23	45,000	40,050
Frontier Communications Corp	7.63%	04/15/24	125,000	111,587
Intelsat Jackson Holdings SA	7.25%	10/15/20	125,000	91,719
Intelsat Jackson Holdings SA	7.50%	04/01/21	20,000	14,325
Intelsat Jackson Holdings SA2	8.00%	02/15/24	120,000	124,500
Level 3 Financing Inc	5.13%	05/01/23	250,000	255,313
SBA Communications Corp	4.88%	07/15/22	115,000	116,222
Telecom Italia SpA	3.25%	01/16/23	€110,000	135,823
Telefonica Europe BV3	6.50%	09/29/49	€100,000	120,436
Ziggo Bond Finance BV2	4.63%	01/15/25	€100,000	113,046
				1,569,488

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 3

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $

Corporate Bonds (Continued)

Electric Utilities – 0.5%
Enel SpA[3]	6.50%	01/10/74	€100,000	124,981

Electronic Equipment, Instruments & Components – 0.1%
Sanmina Corp[2]	4.38%	06/01/19	30,000	30,750

Energy Equipment & Services – 1.0%
Forum Energy Technologies Inc	6.25%	10/01/21	86,000	78,690
PHI Inc	5.25%	03/15/19	105,000	97,322
Precision Drilling Corp	6.50%	12/15/21	80,000	69,200
				245,212
Food & Staples Retailing – 0.8%
Ingles Markets Inc	5.75%	06/15/23	125,000	130,625
Rite Aid Corp[2]	6.13%	04/01/23	55,000	59,091
				189,716
Food Products – 3.9%
Boparan Finance PLC	5.50%	07/15/21	£100,000	138,079
Darling Global Finance BV2	4.75%	05/30/22	€120,000	142,838
JBS LLC[2]	8.25%	02/01/20	175,000	183,312
Pilgrim’s Pride Corp[2]	5.75%	03/15/25	50,000	51,125
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	128,125
Pinnacle Foods Finance LLC[2]	5.88%	01/15/24	25,000	26,563
Post Holdings Inc[2]	6.75%	12/01/21	95,000	99,810
Post Holdings Inc[2]	7.75%	03/15/24	25,000	27,313
R&R Ice Cream PLC	5.50%	05/15/20	£100,000	150,499
				947,664
Gas Utilities – 1.5%
AmeriGas Finance Corp	6.75%	05/20/20	150,000	155,668
AmeriGas Finance Corp	7.00%	05/20/22	40,000	42,450
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,895
Suburban Propane Partners LP	5.75%	03/01/25	160,000	158,400
				371,413
Health Care Equipment & Supplies – 1.4%
Auris Luxembourg II SA2	8.00%	01/15/23	€100,000	126,803
ConvaTec Finance International SA (PIK %)[2]	8.25%	01/15/19	200,000	202,000
				328,803
Health Care Providers & Services – 8.1%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	132,437
Amsurg Corp	5.63%	07/15/22	125,000	128,750
Centene Escrow Corp[2]	5.63%	02/15/21	65,000	68,412
Centene Escrow Corp[2]	6.13%	02/15/24	45,000	47,362
DaVita HealthCare Partners Inc	5.00%	05/01/25	135,000	135,337
Envision Healthcare Corp[2]	5.13%	07/01/22	135,000	137,363
ExamWorks Group Inc	5.63%	04/15/23	75,000	80,719
HCA Holdings Inc	6.25%	02/15/21	335,000	365,653
HCA Inc	5.25%	06/15/26	80,000	83,300
HealthSouth Corp	5.75%	11/01/24	100,000	103,750

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 4

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $
Corporate Bonds (Continued)

Health Care Providers & Services (Continued)
HomeVi SAS	6.88%	08/15/21	€100,000	122,406
LifePoint Health Inc	5.88%	12/01/23	40,000	41,800
LifePoint Health Inc	5.50%	12/01/21	125,000	130,313
Medi-Partenaires SAS	7.00%	05/15/20	€100,000	120,609
RegionalCare Hospital Partners Holdings Inc[2]	8.25%	05/01/23	45,000	46,913
Tenet Healthcare Corp	4.75%	06/01/20	145,000	150,075
Tenet Healthcare Corp	6.75%	06/15/23	65,000	64,756
				1,959,955
Health Care Technology – 0.7%
IMS Health Inc[2]	4.13%	04/01/23	€145,000	165,618

Hotels, Restaurants & Leisure – 3.5%
Churchill Downs Inc	5.38%	12/15/21	75,000	77,438
Churchill Downs Inc[2]	5.38%	12/15/21	10,000	10,325
CPUK Finance Ltd[2]	7.00%	08/28/20	£100,000	153,019
MGM Resorts International	5.25%	03/31/20	125,000	128,750
New Red Finance Inc[2]	4.63%	01/15/22	85,000	87,338
PortAventura Entertainment Barcelona BV	7.25%	12/01/20	€100,000	120,227
Scientific Games International Inc	6.63%	05/15/21	80,000	51,000
Scientific Games International Inc[2]	7.00%	01/01/22	85,000	86,806
Six Flags Entertainment Corp[2]	5.25%	01/15/21	135,000	140,400
				855,303
Household Durables – 0.7%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	140,275
Tempur Sealy International Inc	5.63%	10/15/23	25,000	26,125
				166,400
Household Products – 0.9%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	80,209
Spectrum Brands Inc	5.75%	07/15/25	125,000	133,206
				213,415
Independent Power & Renewable Electricity Producers – 2.1%
Calpine Corp	5.38%	01/15/23	65,000	65,894
Calpine Corp	5.50%	02/01/24	20,000	20,100
Dynegy Inc	6.75%	11/01/19	70,000	71,225
NRG Energy Inc	7.88%	05/15/21	230,000	240,258
TerraForm Power Operating LLC[2]	5.88%	02/01/23	115,000	100,912
				498,389
Insurance – 0.5%
HUB International Ltd[2]	7.88%	10/01/21	115,000	112,988

IT Services – 2.6%
Cardtronics Inc	5.13%	08/01/22	130,000	130,976
First Data Corp[2]	7.00%	12/01/23	215,000	221,719
First Data Corp[2]	5.00%	01/15/24	50,000	50,687
First Data Corp[2]	5.75%	01/15/24	105,000	106,969

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 5

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $
Corporate Bonds (Continued)
IT Services (Continued)
Worldpay Finance PLC[2]	3.75%	11/15/22	€100,000	120,517
				630,868
Life Science Tools & Services – 1.6%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	119,773
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	122,223
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	143,382
				385,378
Machinery – 1.6%
BlueLine Rental Finance Corp[2]	7.00%	02/01/19	125,000	110,312
CNH Industrial Capital LLC	4.38%	11/06/20	120,000	119,550
Milacron LLC[2]	7.75%	02/15/21	150,000	151,313
				381,175
Media – 7.2%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	158,539
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	86,913
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	31,500
CSC Holdings Inc	6.75%	11/15/21	35,000	36,203
CSC Holdings Inc	5.25%	06/01/24	75,000	68,438
DISH DBS Corp	5.88%	07/15/22	125,000	121,875
Numericable Group SA	5.63%	05/15/24	€225,000	268,659
Telenet Finance SCA	6.25%	08/15/22	€110,000	136,669
Unitymedia Hessen GmbH & Co	5.13%	01/21/23	€81,000	99,138
Unitymedia Hessen GmbH & Co	5.63%	04/15/23	€92,000	113,904
Univision Communications Inc[2]	6.75%	09/15/22	96,000	102,240
Univision Communications Inc[2]	5.13%	05/15/23	60,000	60,825
Virgin Media Finance PLC	7.00%	04/15/23	£125,000	190,178
Vougeot Bidco PLC	7.88%	07/15/20	£100,000	153,220
WMG Acquisition Corp	6.25%	01/15/21	€112,500	132,284
				1,760,585
Metals & Mining – 4.6%
Anglo American Capital PLC	1.75%	04/03/18	€100,000	112,937
ArcelorMittal	6.50%	03/01/21	200,000	205,500
ArcelorMittal	6.13%	06/01/25	35,000	34,387
Bluescope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	56,238
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	85,000	80,325
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	97,125
First Quantum Minerals Ltd[2]	7.25%	05/15/22	165,000	132,825
HudBay Minerals Inc	9.50%	10/01/20	85,000	73,100
Novelis Inc	8.38%	12/15/17	170,000	173,400
Novelis Inc	8.75%	12/15/20	40,000	41,500
SunCoke Energy Partners LP2,4	7.38%	02/01/20	135,000	103,950
				1,111,287
Multiline Retail – 0.8%
Dollar Tree Inc[2]	5.75%	03/01/23	85,000	91,056
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	104,375
				195,431

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 6

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $

Corporate Bonds (Continued)

Oil, Gas & Consumable Fuels – 5.2%
Baytex Energy Corp[2]	5.13%	06/01/21	150,000	118,500
California Resources Corp	5.50%	09/15/21	180,000	74,700
California Resources Corp[2]	8.00%	12/15/22	30,000	20,662
Chesapeake Energy Corp	6.63%	08/15/20	65,000	40,137
CITGO Petroleum Corp[2]	6.25%	08/15/22	125,000	122,500
Gulfport Energy Corp	6.63%	05/01/23	90,000	87,750
Laredo Petroleum Inc	5.63%	01/15/22	105,000	97,125
Linn Energy LLC[2,5]	12.00%	12/15/20	74,000	14,430
Natural Resource Partners LP	9.13%	10/01/18	145,000	99,325
Oasis Petroleum Inc	6.88%	03/15/22	150,000	134,625
Oasis Petroleum Inc	6.88%	01/15/23	35,000	31,588
Regency Energy Partners LP	6.50%	07/15/21	130,000	133,410
Sabine Pass Liquefaction LLC	5.63%	02/01/21	95,000	94,881
Sabine Pass Liquefaction LLC	5.63%	04/15/23	20,000	19,650
Sabine Pass Liquefaction LLC	5.63%	03/01/25	15,000	14,681
Targa Resources Partners LP2	6.75%	03/15/24	145,000	148,263
Ultra Petroleum Corp[2,5]	6.13%	10/01/24	125,000	19,375
				1,271,602
Paper & Forest Products – 0.9%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,856
Reynolds Group Issuer Inc	6.88%	02/15/21	90,000	93,504
Reynolds Group Issuer Inc	8.25%	02/15/21	85,000	88,400
				228,760
Personal Products – 2.0%
First Quality Finance Co Inc[2]	4.63%	05/15/21	135,000	129,263
Alphabet Holding Co Inc (PIK 8.50%)	7.75%	11/01/17	135,000	136,637
NBTY Inc[2]	7.63%	05/15/21	60,000	61,500
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	154,125
				481,525
Pharmaceuticals – 3.8%
Capsugel SA (PIK 7.75%)[2]	7.00%	05/15/19	139,000	140,042
Endo Finance LLC[2]	5.75%	01/15/22	200,000	195,000
Endo Finance LLC[2]	5.88%	01/15/23	25,000	24,062
Mallinckrodt International Finance SA2	5.75%	08/01/22	175,000	166,688
Valeant Pharmaceuticals International Inc[2]	6.75%	08/15/18	40,000	38,850
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	35,000	31,172
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	221,875
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	115,000	97,247
				914,936
Professional Services – 0.6%
Nielsen Finance LLC[2]	5.00%	04/15/22	150,000	153,563

Road & Rail – 0.8%
Ope Kag Finance Sub Inc[2]	7.88%	07/31/23	90,000	92,475
Watco Companies LLC[2]	6.38%	04/01/23	105,000	105,000
				197,475

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 7

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $

Corporate Bonds (Continued)

Software – 0.5%
Open Text Corp[2]	5.63%	01/15/23	120,000	123,600

Specialty Retail – 1.9%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	115,200
Party City Holdings Inc[2]	6.13%	08/15/23	95,000	99,778
Rent-A-Center Inc	4.75%	05/01/21	155,000	126,519
Sally Holdings LLC	5.75%	06/01/22	125,000	131,563
				473,060
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%	12/15/21	150,000	155,438

Trading Companies & Distributors – 1.8%
Ashtead Capital Inc[2]	6.50%	07/15/22	120,000	127,200
HD Supply Holdings Inc[2]	5.75%	04/15/24	80,000	84,100
International Lease Finance Corp	4.63%	04/15/21	125,000	129,844
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	105,225
				446,369
Transportation Infrastructure – 1.0%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	95,000	96,187
Moto Finance PLC[2]	6.38%	09/01/20	£100,000	150,682
				246,869
Wireless Telecommunication Services – 4.6%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	111,580
Matterhorn Telecom SA	3.88%	05/01/22	€100,000	111,580
Sprint Communications Inc	8.38%	08/15/17	135,000	138,037
Sprint Communications Inc	7.25%	09/15/21	340,000	276,250
T-Mobile Inc	6.25%	04/01/21	250,000	261,562
T-Mobile Inc	6.00%	04/15/24	30,000	31,463
Wind Acquisition Finance SA2	7.38%	04/23/21	200,000	178,500
				1,108,972
Total Corporate Bonds (Cost $23,899,644)				23,573,316

Real Estate Investment Trusts (REITs) – 1.3%
Geo Group Inc	5.13%	04/01/23	55,000	54,313
Geo Group Inc	6.00%	04/15/26	90,000	92,430
Lamar Media Corp[2]	5.75%	02/01/26	85,000	90,100
MPT Operating Partnership LP	6.38%	03/01/24	75,000	80,250
Total Real Estate Investment Trusts (REITS) (Cost $303,113)				317,093

Bank Loans – 1.2%
Oil, Gas & Consumable Fuels – 0.3%
Ultra Resources, Guaranteed Senior Loan[3,5]	2.50%	10/06/16	110,000	83,600

Media – 0.6%
Formula One, Senior Secured 2nd Lien Term Loan, Tranche B3	7.75%	07/29/22	160,000	151,440

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 8

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value $

Bank Loans (Continued)

Metals & Mining – 0.3%

Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	7.50%	04/16/20	104,183	71,157
Total Bank Loans (Cost $345,052)				306,197

Total Investments – 99.6% (Cost $24,547,809)				24,196,606

Other Assets in Excess of Liabilities – 0.4%				86,108

Net Assets – 100.0%				$24,282,714

[1]	Unless otherwise noted, amount is in U.S. Dollars.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At April 30, 2016, the value of these securities amounted to $11,201,514 or 46.1% of net assets.

[3]	Variable rate security. Rate disclosed as of April 30, 2016.
[4]	Illiquid security. At April 30, 2016, the value of these securities amounted to $167,400 or 0.7% of net assets.
[5]	Issuer is in default of interest payments.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	– Public Limited Company
€	Euro
£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 9

Schedules of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts	April 30, 2016 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	05/06/16	$360,778	€317,132	$2,426
Bank of New York Mellon	05/06/16	€4,846,773	$5,511,950	(38,956)
Bank of New York Mellon	05/06/16	£1,071,760	$1,541,480	(24,550)
				$(61,080)

€	Euro
£	British Pound

Country Breakdown
% of Net Assets
United States	72.3%
United Kingdom	7.3%
Germany	4.0%
Canada	3.6%
France	3.0%
Luxembourg	2.0%
Italy	1.8%
Netherlands	1.8%
Switzerland	1.4%
Spain	1.0%
Ireland	0.6%
Belgium	0.6%
Australia	0.2%
Other Assets in Excess of Liabilities	0.4%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 10

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2016 (Unaudited)

	Shares	Fair Value $

Common Stocks – 89.9%

Brazil – 3.4%
Ambev SA - ADR	79,300	443,287
B2W Cia Digital[1]	47,100	187,619
BB Seguridade Participacoes SA	31,600	274,907
		905,813
Chile – 0.8%
Banco Santander Chile - ADR	11,329	219,783

China – 28.6%
Anhui Conch Cement Co Ltd	109,500	288,540
Brilliance China Automotive Holdings Ltd	276,000	272,231
China Cinda Asset Management Co Ltd	748,000	244,944
China Construction Bank Corp	562,000	356,941
China Everbright International Ltd	248,900	278,651
China Life Insurance Co Ltd	123,824	285,236
China Longyuan Power Group Ltd	391,000	270,513
China Mobile Ltd	53,200	610,777
China Overseas Land & Investment Ltd	180,000	571,368
China Pacific Insurance Group Co Ltd	137,500	482,136
China Shenhua Energy Co Ltd	194,000	326,665
CNOOC Ltd - ADR	1,200	148,116
Galaxy Entertainment Group Ltd	96,000	322,679
GCL-Poly Energy Holdings Ltd	1,245,000	185,534
Haier Electronics Group Co Ltd	153,581	257,944
Industrial & Commercial Bank of China Ltd	1,276,000	683,172
JD.com Inc - ADR[1]	13,800	352,728
Lenovo Group Ltd	352,000	278,464
Sands China Ltd	66,000	235,138
Tencent Holdings Ltd	41,300	840,385
Tianhe Chemicals Group Ltd[1,2,3,4]	668,000	60,282
Trina Solar Ltd - ADR[1]	42,000	409,500
		7,761,944
Hungary – 1.7%
OTP Bank PLC	17,023	451,060

India – 8.8%
Axis Bank Ltd - GDR	9,637	346,684
ICICI Bank Ltd - ADR	56,287	396,823
Infosys Ltd - ADR	30,700	577,160
Larsen & Toubro Ltd - GDR	16,899	322,451
Reliance Industries Ltd - GDR[2]	24,913	737,425
		2,380,543
Indonesia – 1.9%
Bank Rakyat Indonesia Persero Tbk PT	672,500	525,549

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 11

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2016 (Unaudited)
	Shares	Fair Value $

Common Stocks (Continued)

Mexico – 5.2%
Cemex SAB de CV - ADR[1]	74,252	553,176
Grupo Financiero Banorte SAB de CV	85,600	486,694
Grupo Mexico SAB de CV	147,800	375,929
		1,415,799
Pakistan – 0.7%
United Bank Ltd	124,600	194,814

Qatar – 0.8%
Industries Qatar QSC	7,422	213,438

Russia – 7.4%
Gazprom PAO - ADR	114,742	596,198
Lukoil PJSC - ADR	10,191	434,214
PhosAgro OAO - GDR	20,506	317,843
Sberbank of Russia PJSC - ADR	79,921	642,575
		1,990,830
South Africa – 6.3%
AngloGold Ashanti Ltd - ADR[1]	20,100	330,645
Discovery Ltd	26,279	235,198
Naspers Ltd	6,165	848,374
Sasol Ltd	8,740	285,887
		1,700,104
South Korea – 12.0%
Hana Financial Group Inc	14,783	331,502
Hyundai Motor Co	4,012	503,392
POSCO	1,285	269,227
Samsung Electronics Co Ltd	1,355	1,476,722
Samsung Life Insurance Co Ltd	3,093	296,718
SK Hynix Inc	15,659	384,081
		3,261,642
Switzerland – 1.9%
Dufry AG1	3,955	521,340

Taiwan – 7.6%
Delta Electronics Inc	79,888	370,051
Mega Financial Holding Co Ltd	398,000	282,060
Taiwan Semiconductor Manufacturing Co Ltd - ADR	50,300	1,186,577
Yuanta Financial Holding Co Ltd	668,423	219,999
		2,058,687
Thailand – 1.3%
Kasikornbank PLC - NVDR	74,800	354,650

Turkey – 1.5%
Turkiye Halk Bankasi AS	106,466	408,870
Total Common Stocks (Cost $24,652,503)		24,364,866

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 12

Schedules of Investments

OAKTREE EMERGING MARKETS EQUITY FUND	April 30, 2016 (Unaudited)
	Shares	Fair Value $

Preferred Stocks – 5.5%

Brazil – 5.5%
Gerdau SA - ADR	79,971	178,335
Itau Unibanco Holding SA - ADR	69,480	662,144
Telefonica Brasil SA - ADR	23,349	287,660
Vale SA - ADR	82,800	375,912
		1,504,051
Total Preferred Stocks (Cost $1,205,802)		1,504,051

Exchange Traded Funds – 2.6%
India – 2.6%
iShares MSCI India ETF	25,900	700,854
Total Exchange Traded Funds (Cost $749,676)		700,854

Total Investments – 98.0% (Cost $26,607,981)		26,569,771

Other Assets in Excess of Liabilities – 2.0%		542,355

Net Assets – 100.0%		$27,112,126

[1]	Non-income producing security
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At April 30, 2016, the value of these securities amounted to $797,707 or 2.9% of net assets.

[3]	Illiquid security. At April 30, 2016, the value of these securities amounted to $60,282 or 0.2% of net assets.
[4]	Security was fair valued in good faith by the Board of Trustees at April 30, 2016. At April 30, 2016, the value of these securities amounted to $60,282 or 0.2% of net assets.
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non–Voting Depositary Receipt
PLC	– Public Limited Company
ETF	– Exchange Traded Fund

Industry Breakdown
% of Net Assets
Financials	33.0%
Information Technology	21.1%
Consumer Discretionary	12.9%
Materials	10.2%
Energy	9.3%
Telecommunication Services	3.3%
Industrials	3.0%
Exchange Traded Funds	2.6%
Consumer Staples	1.6%
Utilities	1.0%
Other Assets in Excess of Liabilities	2.0%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 13

Financial Statements

Statements of Assets and Liabilities	April 30, 2016 (Unaudited)

	Oaktree High Yield	Oaktree Emerging
	Bond Fund	Markets Equity Fund
Assets
Investments, at fair value[1]	$24,196,606	$26,569,771
Dividends and interest receivable	369,408	21,256
Cash	151,440	622,648
Receivable for fees waived	111,805	84,385
Foreign currency, at fair value[2]	45,360	7,952
Cash collateral received from broker	25,000	—
Prepaid expenses	8,272	8,272
Unrealized appreciation on forward currency contracts	2,426	—
Receivable for securities sold	—	108,783
Total assets	$24,910,317	$27,423,067

Liabilities
Payable for securities purchased	$342,557	$83,360
Accrued professional expenses	114,766	125,230
Unrealized depreciation on forward currency contracts	63,506	—
Accrued trustees expenses	28,134	28,464
Accrued fund administration and accounting expenses	27,231	21,064
Accrued registration expenses	24,891	24,934
Accrued other expenses	14,562	15,730
Accrued transfer agent expenses	9,724	9,927
Accrued shareholder reporting expenses	2,232	2,232
Total liabilities	627,603	310,941
Net Assets	$24,282,714	$27,112,126

Components of Net Assets
Paid-in capital	$25,093,610	$29,563,540
Undistributed (accumulated) net investment income (loss)	16,549	9,535
Accumulated net realized gain (loss)	(418,733)	(2,422,848)
Net unrealized appreciation (depreciation)	(408,712)	(38,101)
Net Assets	$24,282,714	$27,112,126

[1] Investments, at cost	$24,547,809	$26,607,981
[2] Foreign currency, at cost	44,397	7,908

Computation of net asset value
Institutional
Net assets	$23,220,468	$26,248,705
Shares issued and outstanding (unlimited shares authorized, no par value)	2,384,922	3,057,262
Net asset value per share	$9.74	$8.59
Advisor
Net assets	$1,062,246	$863,421
Shares issued and outstanding (unlimited shares authorized, no par value)	109,107	100,611
Net asset value per share	$9.74	$8.58

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 14

Financial Statements

Statements of Operations	April 30, 2016 (Unaudited)

	Oaktree High Yield	Oaktree Emerging
	Bond Fund	Markets Equity Fund
Investment Income
Interest	$720,974	$—
Dividends	—	229,547
Foreign taxes withheld on interest and dividends	—	(28,316)
Total investment income	$720,974	$201,231

Expenses
Professional expenses	$201,398	$204,763
Trustees’ expenses	75,187	75,351
Investment advisory expenses	70,216	122,340
Insurance expenses	54,175	54,175
Fund administration and accounting expenses	54,049	43,012
Custodian expenses	34,541	20,259
Registration expenses	15,407	14,548
Other expenses	4,482	—
Transfer agent expenses	4,150	8,434
Total expenses	513,605	542,882
Less fees waived	(401,170)	(380,890)
Total expenses after fees waived	112,435	161,992
Net Investment Income (Loss)	$608,539	$39,239

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$(435,448)	$(1,948,333)
Forward currency contracts	16,707	—
	(418,741)	(1,948,333)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	511,955	1,408,275
Forward currency contracts	(142,866)	—
	369,089	1,408,275
Net Realized and Unrealized Gain (Loss)	(49,652)	(540,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	$558,887	$(500,819)

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 15

Financial Statements

Statements of Changes in Net Assets
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2016	Period Ended
	(unaudited)	October 31, 2015[1]
Operations
Net investment income (loss)	$608,539	$1,047,023
Net realized gain (loss)	(418,741)	291,123
Net change in unrealized appreciation (depreciation)	369,089	(777,801)
Net increase (decrease) in net assets resulting from operations	558,887	560,345

Distributions to Shareholders
Net investment income
Institutional	(896,004)	(897,537)
Advisor	(38,781)	(40,469)
Net realized gain
Institutional	(55,926)	—
Advisor	(2,478)	—
Decrease in net assets resulting from distributions to shareholders	(993,189)	(938,006)

Capital Share Transactions
Institutional	—	23,975,000
Advisor	(68,939)	1,138,616
Net increase (decrease) in net assets resulting from capital share transactions	(68,939)	25,113,616

Net Assets
Total increase (decrease) in net assets	(503,241)	24,735,955
Beginning of period	24,785,955	50,000
End of period	$24,282,714	$24,785,955
Undistributed (accumulated) net investment income (loss)	$16,549	$342,795

Transactions in capital stock were as follows:

Institutional	Shares
Shares sold	—	2,382,422
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	2,382,422
Advisor
Shares sold	6,132	119,117
Shares issued in reinvestment of distributions	272	482
Shares redeemed	(12,997)	(6,399)
Net increase (decrease)	(6,593)	113,200

Total net increase (decrease)	(6,593)	2,495,622

Institutional	Amount
Shares sold	$—	$23,975,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	23,975,000
Advisor
Shares sold	56,569	1,198,061
Shares issued in reinvestment of distributions	2,545	4,825
Shares redeemed	(128,053)	(64,270)
Net increase (decrease)	(68,939)	1,138,616
Total net increase (decrease)	$(68,939)	$25,113,616

[1]	Commencement of operations on December 16, 2014.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 16

Financial Statements

Statements of Changes in Net Assets
	Oaktree Emerging Markets Equity Fund
	Period Ended
	April 30, 2016	Period Ended
	(unaudited)	October 31, 2015[1]
Operations
Net investment income (loss)	$39,239	$97,404
Net realized gain (loss)	(1,948,333)	(479,502)
Net change in unrealized appreciation (depreciation)	1,408,275	(1,446,376)
Net increase (decrease) in net assets resulting from operations	(500,819)	(1,828,474)

Distributions to Shareholders
Net investment income
Institutional	(120,583)	—
Advisor	(1,575)	—
Decrease in net assets resulting from distributions to shareholders	(122,158)	—

Capital Share Transactions
Institutional	8,030,947	20,475,000
Advisor	33	1,007,597
Net increase (decrease) in net assets resulting from capital share transactions	8,030,980	21,482,597

Net Assets
Total increase (decrease) in net assets	7,408,003	19,654,123
Beginning of period	19,704,123	50,000
End of period	$27,112,126	$19,704,123
Undistributed (accumulated) net investment income (loss)	$9,535	$92,454

Transactions in capital stock were as follows:

Institutional	Shares
Shares sold	1,273,148	2,140,620
Shares issued in reinvestment of distributions	3,753	—
Shares redeemed	(362,759)	—
Net increase (decrease)	914,142	2,140,620
Advisor
Shares sold	2,753	98,107
Shares issued in reinvestment of distributions	6	—
Shares redeemed	(2,755)	—
Net increase (decrease)	4	98,107

Total net increase (decrease)	914,146	2,238,727

Institutional	Amount
Shares sold	$11,000,000	$20,475,000
Shares issued in reinvestment of distributions	30,962	—
Shares redeemed	(3,000,015)	—
Net increase (decrease)	8,030,947	20,475,000
Advisor
Shares sold	23,159	1,007,597
Shares issued in reinvestment of distributions	47	—
Shares redeemed	(23,173)	—
Net increase (decrease)	33	1,007,597
Total net increase (decrease)	$8,030,980	$21,482,597

[1]	Commencement of operations on December 16, 2014.

The accompanying notes are an integral part of these financial statements.
Oaktree Funds 17

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Period Ended	Period Ended	Period Ended	Period Ended
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
	(unaudited)		(unaudited)
	Institutional	Institutional	Advisor	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$9.91	$10.00 [1]	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.25	0.42	0.23	0.40
Net realized and unrealized gain (loss)	(0.02)	(0.13)	(0.02)	(0.13)
Net increase (decrease) from investment operations	0.23	0.29	0.21	0.27
Distributions from net investment income	(0.38)	(0.38)	(0.36)	(0.36)
Distributions from net realized gain	(0.02)	—	(0.02)	—
Total distributions	(0.40)	(0.38)	(0.38)	(0.36)
Net asset value, end of period	$9.74	$9.91	$9.74	$9.91

Total Return
Total investment return based on net asset value	2.53%[3]	2.85%[3]	2.40%[3]	2.65%[3]

Ratios to Average Net Assets
Expenses, after fees waived	0.95%[4]	0.95%[4]	1.20%[4]	1.20%[4]
Expenses, before fees waived	4.37%[4]	3.89%[4]	4.62%[4]	4.14%[4]
Net investment income	5.20%[4]	4.73%[4]	4.95%[4]	4.48%[4]

Supplemental Data
Net assets, end of period (000’s)	$23,220	$23,639	$1,062	$1,147
Portfolio turnover rate	20%[3]	46%[3]	20%[3]	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 18

Financial Statements

Financial Highlights
	Oaktree Emerging Markets Equity Fund
	Period Ended	Period Ended	Period Ended	Period Ended
	April 30, 2016	October 31, 2015	April 30, 2016	October 31, 2015
	(unaudited)		(unaudited)
	Institutional	Institutional	Advisor	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$8.78	$10.00 [1]	$8.77	$10.00 [1]
Net investment income (loss)[2]	0.02	0.09	—	0.08
Net realized and unrealized gain (loss)	(0.17)	(1.31)	(0.17)	(1.31)
Net increase (decrease) from investment operations	(0.15)	(1.22)	(0.17)	(1.23)
Distributions from net investment income	(0.04)	—	(0.02)	—
Total distributions	(0.04)	—	(0.02)	—
Net asset value, end of period	$8.59	$8.78	$8.58	$8.77

Total Return
Total investment return based on net asset value	(1.75)%[3]	(12.20)%[3]	(1.98)%[3]	(12.30)%[3]

Ratios to Average Net Assets
Expenses, after fees waived	1.25%[4]	1.25%[4]	1.50%[4]	1.50%[4]
Expenses, before fees waived	4.19%[4]	8.07%[4]	4.51%[4]	9.51%[4]
Net investment income	0.31%[4]	0.98%[4]	(0.03)%[4]	0.93%[4]

Supplemental Data
Net assets, end of period (000’s)	$26,249	$18,822	$863	$882
Portfolio turnover rate	32%[3]	51%[3]	32%[3]	51%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds 19

Notes to the Financial Statements (Unaudited)
April 30, 2016

1.	Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) and the Oaktree Emerging Markets Equity Fund (“Emerging Markets Fund”) (each a “Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended no-load management investment company.

The Funds’ commencement of operations and investment objectives are as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.
Emerging Markets Fund	December 16, 2014	Provide capital appreciation.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2.	Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1:	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
•	Level 2:
Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable. Any foreign securities for which the fair value factor has been applied at April 30, 2016, are categorized as Level 2.

•	Level 3:
Valuations for which one or more significant inputs are unobservable. These inputs reflect the Funds’ assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of

Oaktree Funds 20

Notes to the Financial Statements (Unaudited)
April 30, 2016

observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Pricing Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current at the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Funds account for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings. The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history. The use of the pricing service is designed to capture events after a foreign exchange closes that may affect the value of certain holdings of certain Funds’ securities traded on those foreign exchanges.

Foreign equity and debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the Pricing Committee with respect to the valuation of the Funds’ holdings. The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Board. The Pricing Committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At April 30, 2016, the Emerging Markets Fund held one security fair valued in good faith by the Board, with a market value of $60,282 or 0.2% of net assets.

Oaktree Funds 21

Notes to the Financial Statements (Unaudited)
April 30, 2016

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments at April 30, 2016:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$23,573,316	$—	$23,573,316
Real Estate Investment Trusts (REITs)	—	317,093	—	317,093
Bank Loans	—	306,197	—	306,197
Total[1]	$—	$24,196,606	$—	$24,196,606
Foreign currency contracts	$—	$2,426	$—	$2,426
Total	$—	$2,426	$—	$2,426

Liabilities
Foreign currency contracts	$—	$(63,506)	$—	$(63,506)
Total	$—	$(63,506)	$—	$(63,506)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,998,212	$17,306,372	$60,282	$24,364,866
Preferred Stocks	1,504,051	—	—	1,504,051
Exchange Traded Funds	700,854	—	—	700,854
Total[1]	$9,203,117	$17,306,372	$60,282	$26,569,771

[1]	See the Schedules of Investments for further disaggregation of investment categories.

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date except for certain dividends for foreign securities where the ex-dividend date may have not been known to the Funds. Dividends on those securities are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by both Funds are prorated among those Funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses prorated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods. The offering costs are included in the specific expense account to which the expense relates.

Oaktree Funds 22

Notes to the Financial Statements (Unaudited)
April 30, 2016

Distributions to Shareholders

Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulation, which may differ from GAAP.

Indemnifications

Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.	Derivative Financial Instruments

Forward Currency Contracts

The Funds may enter into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which the Funds have an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

For the period ended April 30, 2016, the average monthly balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward currency contracts	$6,841,976

The effect of derivative instruments on the statements of assets and liabilities at April 30, 2016 was as follows:
	High Yield Fund
	Unrealized appreciation on	Unrealized depreciation on
	forward currency contracts	forward currency contracts
Forward currency contracts	$2,426	$63,506

The effect of derivative financial instruments on the statements of operations for the period ended April 30, 2016 was as follows:

	High Yield Fund
	Net Realized	Net Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
Forward currency contracts	$16,707	$(142,866)

In connection with derivative activities, the Funds generally enter into agreements subject to enforceable master netting arrangements that allow the Funds to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable

Oaktree Funds 23

Notes to the Financial Statements (Unaudited)
April 30, 2016

accounting guidance, the Funds have elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At April 30, 2016, the Funds held the following derivative instruments that were subject to offsetting on the statements of assets and liabilities:

High Yield Bond

Assets:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statements of	Statements of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$2,426	$—	$2,426	$2,426	$(25,000)	$—

Liabilities:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statements of	Statements of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$63,506	$—	$63,506	$63,506	$—	$63,506

4.	Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Funds. As the Funds’ investment adviser, Oaktree provides certain management and investment advisory services for the Funds, including managing the investment of each Fund’s assets on a discretionary basis. Under the Investment Management Agreement, each Fund pays the Adviser a monthly fee at an annual rate of each Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

The Adviser has contractually agreed to limit the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Funds, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. Each Fund’s expense limitation is expected to apply until at least December 2017.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%
Emerging Markets Fund	0.95%	1.25%	1.50%

Any fee waivers made by Oaktree with respect to a Fund are subject to recoupment from the Fund within three years after the end of the fiscal year during which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of any Fund to exceed the applicable contractual expense limitation that

Oaktree Funds 24

Notes to the Financial Statements (Unaudited)
April 30, 2016

was in effect at the time the fees were waived or expenses reimbursed. At April 30, 2016, the Adviser has waived fees as follows:

Fund	Recoupment Amount Expiring October 31,
	2019	2018
High Yield Fund	$401,170	$652,244
Emerging Markets Fund	380,890	688,349

5.	Purchases And Sales

For the period ended April 30, 2016, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$ 4,638,095	$4,593,177
Emerging Markets Fund	$15,508,880	$7,715,624

6.	Income Tax Information

The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

At October 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statements of operations. During the period, the Funds did not incur any interest or penalties.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax year 2015 for the Funds, are those that are open for exam by taxing authorities.  Generally, tax authorities can examine tax returns filed since commencement of operations.

The tax character of distributions paid for the Funds were as follows:

	Period Ended April 30, 2016		Period Ended October 31, 2015
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income*	Capital Gains**	Income*	Capital Gains**
High Yield Fund	$993,189	$ —	$938,006	$ —
Emerging Markets Fund	$122,158	$ —	$ —	$ —

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**
The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

Oaktree Funds 25

Notes to the Financial Statements (Unaudited)
April 30, 2016

The cost basis of investments for federal income tax purposes as of April 30, 2016 was as follows:

	High Yield Fund	Emerging Markets Fund
Tax cost of investments	$24,547,809	$26,628,075
Unrealized appreciation	709,807	1,843,977
Unrealized depreciation	(1,061,010)	(1,902,281)
Net unrealized appreciation (depreciation)	(351,203)	(58,304)

At October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	High Yield Fund	Emerging Markets Fund
Net unrealized appreciation (depreciation)	$(858,287)	$(1,466,429)
Undistributed ordinary income	482,994	96,257
Undistributed long term capital gains	—	—
Distributable earnings	482,994	96,257
Other accumulated gain/(loss)	(1,301)	(458,265)
Total accumulated gain/(loss)	(376,594)	(1,828,437)

The differences between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales adjustments.

At October 31, 2015, the following capital loss carryforwards were available:

Short Term
High Yield Fund	$ —
Emerging Markets Fund	458,224

At October 31, 2015, the Funds had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2015, the following table shows the reclassifications made:

	Undistributed
	(Accumulated)	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
High Yield Fund	$233,778	$(232,711)	$(1,067)
Emerging Markets Equity Fund	(4,950)	4,987	(37)

7.	Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Emerging Markets Risk. Investing in emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or markets. In emerging markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-

Oaktree Funds 26

Notes to the Financial Statements (Unaudited)
April 30, 2016

counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements.  In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

8.	New Accounting Pronouncement

In August 2014, the FASB issued Accounting standards update (ASU) 2014-15 – “Presentation of Financial Statements – Going Concern” (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are available to be issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have a significant impact on the Funds’ financial statements.

Oaktree Funds 27

Notes to the Financial Statements (Unaudited)
April 30, 2016

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjusting or additional disclosure in the financial statements.

Oaktree Funds 28

Expense Example (Unaudited)
April 30, 2016

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Expense	Account	Account Value	Paid During	Account	Account Value	Paid During
	Ratio	Value	April 30, 2016	Period[1]	Value	April 30, 2016	Period[1]
Oaktree High Yield Bond Fund
Institutional	0.95%	$1,000	$1,025	$4.78	$1,000	$1,020	$4.77
Advisor	1.20%	$1,000	$1,024	$6.04	$1,000	$1,019	$6.02
Oaktree Emerging Markets Equity Fund
Institutional	1.25%	$1,000	$983	$6.16	$1,000	$1,019	$6.27
Advisor	1.50%	$1,000	$980	$7.38	$1,000	$1,017	$7.52

[1]
Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds 29

Additional Information (Unaudited)
April 30, 2016

Tax Information

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2015. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Emerging Markets Fund	$25,642
High Yield Fund	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this repot due to differences in the calculation of income and gains under U.S. GAAP (book) purposes and Internal Revenue Service (“IRS”) (tax) purposes. Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

For the fiscal period ended October 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2015 was as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal period ended October 31, 2015 was as follows:

High Yield Fund	0.00%
Emerging Markets Fund	0.00%

Oaktree Funds 30

Privacy Notice (Unaudited)
April 30, 2016

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Funds to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.
•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act, (ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of any Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds 31

(This Page Intentionally Left Blank.)

Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Oaktree Funds Trust

By (Signature and Title)                     /s/John Sweeney
John Sweeney, President

Date     July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/John Sweeney
John Sweeney, President

Date     July 7, 2016

By (Signature and Title)                      /s/Susan Gentile
Susan Gentile,
Chief Financial Officer
Date     July 6, 2016